PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2024	$27,104	$4,140	$5,883	$184	$37,311
Additions	2	5	26	9	42
Transfer from construction work-in-progress	5	328	160	—	493
Items recognized through OCI:
Change in fair value	(293)	—	—	2	(291)
Foreign exchange	1,160	104	409	—	1,673
Items recognized through net income:
Depreciation	(261)	(157)	(184)	(24)	(626)
As at June 30, 2025	$27,717	$4,420	$6,294	$171	$38,602
Construction work-in-progress
As at December 31, 2024	$243	$546	$466	$130	$1,385
Additions	78	67	250	157	552
Transfer to property, plant and equipment	(5)	(328)	(160)	—	(493)
Items recognized through OCI:
Foreign exchange	5	16	32	(5)	48
As at June 30, 2025	$321	$301	$588	$282	$1,492
Total property, plant and equipment, at fair value
As at December 31, 2024(2)(3)	$27,347	$4,686	$6,349	$314	$38,696
As at June 30, 2025(2)(3)	$28,038	$4,721	$6,882	$453	$40,094
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $34 million (2024: $34 million) in our hydroelectric segment, $109 million (2024: $119 million) in our wind segment, $165 million (2024: $126 million) in our solar segment, and $9 million (2024: nil) in other.
(3)Includes land not subject to revaluation of $204 million (2024: $200 million) in our hydroelectric segment, $12 million (2024: $12 million) in our wind segment, $48 million (2024: $44 million) in our solar segment, and $1 million (2024: $1 million) in other.

Subsequent to the quarter, the company, alongside institutional investors, entered into the following transactions which directly related to the property, plant and equipment of its hydroelectric business:
•Signed a Hydro Framework Agreement with Google to contract up to 3,000 MW of capacity from its U.S. hydroelectric facilities by the end of 2032;
•Reached agreements to sell two 25% interests in a U.S. hydroelectric portfolio; and
•Agreed to acquire up to an incremental 15% ownership in its Colombia hydroelectric business, Isagen S.A. E.S.P.
Refer to Note 17 - Subsequent events for further details on the aforementioned transactions. As a result of the transactions, the company completed a revaluation assessment of the carrying value of the property, plant and equipment of its hydroelectric business as at June 30, 2025. Also included in this assessment were hydroelectric assets that are accounted for as equity investments. Refer to Note 10 - Equity-accounted investments for the amounts recognized through other comprehensive income. The assessment determined that the carrying value of the property, plant and equipment approximated fair value taking into account the aforementioned transactions. Accordingly, the assessment resulted in a reduction of $293 million to the carrying value of the property, plant and equipment of the company’s hydroelectric business.
During the period, the company, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Corporation Economic Interest
U.S.	Utility-scale solar	300 MW	$66 million	20%
U.S.	Various	725 MW	$47 million	39%
U.S.	Utility-scale solar	177 MW	$23 million	20%